                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4570

  NAME OF REGISTRANT:                                                    VANGUARD NEW YORK TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2011 - JUNE 30, 2012

  FUND:    VANGUARD NEW YORK TAX-EXEMPT MONEY MARKET FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                BlackRock MuniYield New York Quality Fund, Inc.

  TICKER:                MYN                                   CUSIP:    09255E805

  MEETING DATE:   7/28/2011                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR PAUL L. AUDET                         ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR MICHAEL J. CASTELLANO           ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR RICHARD E. CAVANAGH               ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR FRANK J. FABOZZI                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR KATHLEEN F. FELDSTEIN           ISSUER             YES              FOR                   FOR

PROPOSAL #1.6: ELECT DIRECTOR JAMES T. FLYNN                       ISSUER             YES              FOR                   FOR

PROPOSAL #1.7: ELECT DIRECTOR HENRY GABBAY                           ISSUER             YES              FOR                   FOR

PROPOSAL #1.8: ELECT DIRECTOR JERROLD B. HARRIS                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.9: ELECT DIRECTOR R. GLENN HUBBARD                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.10: ELECT DIRECTOR W. CARL KESTER                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.11: ELECT DIRECTOR KAREN P. ROBARDS                  ISSUER             YES              FOR                   FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Nuveen New York Quality Income Municipal Fund, Inc.

  TICKER:                NUN                                   CUSIP:    670986603

  MEETING DATE:   5/8/2012                                                                                                               FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR JOHN P. AMBOIAN                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR ROBERT P. BREMNER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR JACK B. EVANS                         ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR DAVID J. KUNDERT                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER             YES              FOR                   FOR

PROPOSAL #1.6: ELECT DIRECTOR CAROLE E. STONE                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.7: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER             YES              FOR                   FOR

PROPOSAL #1.8: ELECT DIRECTOR TERENCE J. TOTH                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.9: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.10: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER             YES              FOR                   FOR

PROPOSAL #2: APPROVE ELIMINATION OF THE FUNDS                     ISSUER             YES              FOR                   FOR

EXISTING FUNDAMENTAL INVESTMENT POLICY RELATING TO

THE FUNDS ABILITY TO MAKE LOANS

PROPOSAL #3: APPROVE FUNDAMENTAL INVESTMENT POLICY            ISSUER             YES              FOR                   FOR

RELATING TO THE FUNDS ABILITY TO MAKE LOANS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Nuveen New York Select Quality Municipal Fund, Inc.

  TICKER:                NVN                                   CUSIP:    670976505

  MEETING DATE:   5/8/2012                                                                                                               FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR JOHN P. AMBOIAN                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR ROBERT P. BREMNER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR JACK B. EVANS                         ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR DAVID J. KUNDERT                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELCET DIRECTOR JUDITH M. STOCKDALE               ISSUER             YES              FOR                   FOR

PROPOSAL #1.6: ELECT DIRECTOR CAROLE E. STONE                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.7: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER             YES              FOR                   FOR

PROPOSAL #1.8: ELECT DIRECTOR TERENCE J. TOTH                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.9: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.10: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER             YES              FOR                   FOR

PROPOSAL #2: APPROVE THE ELIMINATION OF THE FUNDS              ISSUER             YES              FOR                   FOR

EXISTING FUNDAMENTAL INVESTMENT POLICY RELATING TO

THE FUNDS ABILITY TO MAKE LOANS

PROPOSAL #3: APPROVE A NEW FUNDAMENTAL INVESTMENT              ISSUER             YES              FOR                   FOR

POLICY RELATING TO THE FUNDS ABILITY TO MAKE LOANS

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD NEW YORK TAX-FREE FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 29, 2012

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012,

              see File Number 2-11444. Incorporated by Reference.